OTHER ASSETS (Details Textual)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Apr. 18, 2012
Other Assets [Abstract]
Percentage of loan balances recovered from customers			100.00%
Amortization period	12 months	12 months